Total
Fidelity® Balanced Fund
Fidelity® Balanced Fund seeks both income and capital growth.
Annual Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity Balanced Fund Class K
Management fee	0.39%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.39%
[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.

Expense Example	1 year	3 years	5 years	10 years
Fidelity Balanced Fund | Class K | USD ($)	40	125	219	493